Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING
24	SEGMENT REPORTING

The group reporting is organized and managed in two major business units. All of our revenue is derived from one segment country which is in Malaysia.

The reportable segments are summarized as follows:

i)	Large-scale solar — Large-scale solar projects are utility scale solar PV power plants with installed generating capacity of 1 MWac or more. Large-scale solar projects are ground mounted and floating and are designed to supply power to the power grid. For the majority of our large-scale solar projects, we usually act as the contractor to the project awarder, who is the main contractor for a solar project.

ii)	Commercial & Industrial — C&I projects are smaller scale solar projects where the solar PV systems are installed on rooftops and are designed to generate electricity for commercial and industrial properties for their own consumption, such as factories, warehouses and commercial stores. For C&I projects, we usually sign a service contract with the project owner and act as the main contractor.

Revenue from contract services primarily involved project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved supply and selling of solar mounting structures and accessories. Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.

The Group did not generate any inter-segment revenues.

Segment profit

Segment performance is used to performance as Group’s CEO believes that such information is the most relevant in evaluating the results of certain segment relative to other entities that operate within these industries. Performance is evaluated based on operating profit and loss which is measured differently from operating profit or loss in the consolidated financial statements.

Segment assets

The total of segment asset is measured on all assets of a segment as included in the internal management reports that are reviewed by the CODM. Segment total assets are used to measure the return of assets of each segment.

Segment liabilities

The total of segment liability is measured on all liabilities of a segment as included in the internal management reports that are reviewed by the CODM. Segment total liabilities are used to measure the assess the financial position of each segment.

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
By Business Unit	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	31,310,177	64,740,421	15,877,480
Commercial & Industrial Contract Services	21,648,404	13,543,902	3,321,619
Large Scale Solar Sales of Goods	—	1,940,000	475,781
Commercial & Industrial Sales of Goods	2,507,413	2,788,963	683,987
Total revenue	55,465,994	83,013,286	20,358,867

Cost of Sales
Large Scale Solar Contract Services	(28,708,507)	(60,148,005)	(14,751,197)
Commercial & Industrial Contract Services	(18,632,087)	(9,951,432)	(2,440,572)
Commercial & Industrial Sales of Goods	(2,262,004)	(4,272,864)	(1,047,913)
Total cost of sales	(49,602,598)	(74,372,301)	(18,239,682)

Large Scale Solar gross profit	2,601,670	6,532,416	1,602,064
Commercial & Industrial gross profit	3,261,726	2,108,569	517,121
Total gross profit	5,863,396	8,640,985	2,119,185
Selling and administrative expenses	(6,127,228)	(6,454,283)	(1,582,901)
Selling and administrative expenses to related parties	(216,352)	—	—
(Loss)/profit from operations before income tax	(480,184)	2,186,702	536,284

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	48,822,485	95,112,630	23,326,212
Commercial & Industrial segment	38,476,543	39,488,720	9,684,542
Total of reportable segments	87,299,028	134,601,350	33,010,754
Corporate and other	102,449,572	124,149,406	30,447,433
Consolidated total assets	189,748,600	258,750,756	63,458,187

	RM	RM	Convenience Translation USD
Total liabilities
Large Scale Solar segment	8,255,741	22,448,950	5,505,567
Commercial & Industrial segment	12,149,110	10,316,536	2,530,113
Total of reportable segments	20,404,851	32,765,486	8,035,680
Corporate and other	139,087,390	183,071,252	44,897,916
Consolidated total liabilities	159,492,241	215,836,738	52,933,596